FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information by year about the Company’s financial instruments that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of December 31, 2025
($ in thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public	517	517	—	—
Derivative warrant liabilities - Private	664	—	664	—
Contingent consideration liabilities	21,020	—	—	21,020
Embedded derivatives	11,833	—	—	11,833

	As of December 31, 2024
($ in thousands)	Total	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Other Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public	1,983	1,983	—	—
Derivative warrant liabilities - Private	3,038	—	3,038	—

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

(In thousands)	Contingent Consideration	Embedded Derivatives
Liabilities:
Balance at January 1, 2025	$—	$—
Additions	21,881	12,553
Settlements	—	(864)
Change in fair value	(861)	144
Balance at December 31, 2025	$21,020	$11,833

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

(In thousands)	Contingent Consideration	Embedded Derivatives
Liabilities:
Balance at January 1, 2025	$—	$—
Additions	21,881	12,553
Settlements	—	(864)
Change in fair value	(861)	144
Balance at December 31, 2025	$21,020	$11,833